Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows - Parent Company (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (5,864,165)	$ (29,571,661)	$ (18,564,794)
Adjustments to reconcile net loss to net cash provided by operating activities
Stock-based compensation expense	1,849,356	1,101,800	252,095
Finance (income) cost, net	(456,570)	62,371	230,267
Impairment of goodwill		2,267,583
Equity loss from equity investments	(5,453,233)	14,262,703	14,262,705
Changes in operating assets and liabilities:
Other receivables, net	295,316	(99,215)	(3,167)
Trade payables and other current liabilities	(794,311)	6,625,255	(25,834,800)
Net cash used in operating activities	(10,423,607)	(5,351,164)	(29,657,694)
Financing activities
Proceeds from issue of shares	10,399,732	20,867,386	20,346,353
Proceeds from exercise of warrants		506,693	3,014,710
Proceeds from a convertible note			1,500,000
Cash repayment for a convertible note		(554,238)
Cash paid for the cancellation of fractional shares		(49,664)
Net cash generated from financing activities	10,399,732	20,770,177	24,861,063
Net increase (decrease) in cash and cash equivalents and restricted cash	(23,875)	15,419,013	(4,796,631)
Cash and cash equivalents at beginning of year	15,751,630	332,617	5,129,248
Cash and cash equivalents at end of year	$ 15,727,755	$ 15,751,630	$ 332,617